                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Comstock Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

                    A SHARES           B SHARES           C SHARES          R SHARES         I SHARES
                 since 10/07/68     since 10/19/92     since 10/26/93    since 10/01/02   since 10/29/04
--------------------------------------------------------------------------------------------------------
                          W/MAX              W/MAX              W/MAX
                  W/O     5.75%      W/O     5.00%      W/O     1.00%
AVERAGE ANNUAL   SALES    SALES     SALES    SALES     SALES    SALES      W/O SALES        W/O SALES
TOTAL RETURNS   CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES          CHARGES

Since
Inception       12.24%    12.07%   12.60%    12.60%    12.42%   12.42%       17.14%           13.46%

10-year         11.37     10.72    10.70     10.70     10.54    10.54           --               --

5-year          12.31     10.99    11.47     11.27     11.47    11.47           --               --

1-year          18.88     12.02    17.95     12.95     17.94    16.94        18.52            19.11

6-month          6.27      0.18     5.87      0.87      5.87     4.87         6.14             6.40
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A Shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

Although stocks generally rose over the six months ended June 30, 2007, increased volatility tempered the market's gains. Weighing heavily on the market were concerns about rising inflation and interest rates, which have the potential to dampen consumer spending, corporate profits and the boom in corporate buyouts--some of the chief factors driving the markets in the past few years. Moreover, a higher interest rate environment would make bonds appear more attractive than stocks, which would then lead investors to rotate out of the stock market. The weakening U.S. housing market was another source of heightened anxieties. Lower home values are expected to reduce consumer borrowing and, in turn, consumer spending. Furthermore, several hedge funds invested in securities related to subprime mortgages (loans made to less creditworthy consumers) were nearing collapse at the end of the reporting period. Despite these overhangs, other more positive news continued to bolster stock investors' enthusiasm. Wage growth and steady employment helped support consumer spending, fueling a slight uptick in economic growth from the first quarter to the second quarter of 2007. Corporate earnings reported for the first quarter were reasonably strong, but investors tempered their expectations for second quarter earnings, which begin reporting after the close of this reporting period.

PERFORMANCE ANALYSIS

Van Kampen Comstock Fund Class A and I shares outperformed and Class B, C and R shares underperformed the Russell 1000(R) Value Index, and all share classes underperformed the Standard & Poor's 500(R) Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-----------------------------------------------------------------------------------------
                                                                        STANDARD &
                                                           RUSSELL        POOR'S
                                                           1000(R)        500(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX       INDEX

       6.27%     5.87%     5.87%     6.14%     6.40%        6.23%          6.96%
-----------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund's strongest contributing area relative to the Russell 1000 Value Index was in the consumer staples sector during the period. Our stock selection included a food company and a diversified consumer goods company that were standout performers during the period under review. The financials sector was
 2
additive to relative performance as well, primarily because the Fund did not own any real estate investment trusts (REITs). REITs performed well over the past seven years amid the booming real estate market and relatively low interest rate levels; however, REITs' performance slipped in the second quarter of 2007 as interest rates began rising. Finally, the health care sector, in which the Fund owns almost entirely pharmaceutical stocks, was another source of strength relative to the Russell 1000 Value Index. The pharmaceutical industry began to see a turnaround after waning investor sentiment kept pharmaceutical companies' stock prices depressed for the past several years.

On the other hand, the Fund's gains relative to the Russell 1000 Value Index were slowed mostly by a lack of exposure to the energy sector for the period. By our measures, these stocks have remained overpriced relative to our assessment of fair value, and therefore we cannot justify owning them, regardless of how well they have performed over the past few years.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 6/30/07
Citigroup, Inc.                                                   3.7%
International Paper Co.                                           3.5
Bank of America Corp.                                             3.2
Bristol-Myers Squibb Co.                                          3.0
Verizon Communications, Inc.                                      2.9
Coca-Cola Co.                                                     2.8
Comcast Corp., Class A                                            2.7
Wyeth                                                             2.7
Wachovia Corp.                                                    2.6
Wal-Mart Stores, Inc.                                             2.4
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/07
Pharmaceuticals                                                  16.0%
Other Diversified Financial Services                              8.2
Packaged Foods & Meats                                            5.8
Movies & Entertainment                                            5.6
Diversified Banks                                                 4.8
Integrated Telecommunication Services                             4.4
Broadcasting & Cable TV                                           4.1
Paper Products                                                    3.5
Property & Casualty Insurance                                     3.5
Soft Drinks                                                       2.8
Computer Hardware                                                 2.7
Hypermarkets & Super Centers                                      2.4
Diversified Chemicals                                             2.4
Household Products                                                2.2
Life & Health Insurance                                           1.9
Thrifts & Mortgage Finance                                        1.9
Aluminum                                                          1.7
Multi-Line Insurance                                              1.7
Drug Retail                                                       1.5
Investment Banking & Brokerage                                    1.4
Tobacco                                                           1.4
Asset Management & Custody Banks                                  1.3
Health Care Distributors                                          1.3
Industrial Conglomerates                                          1.2
Semiconductors                                                    1.2
Catalog Retail                                                    0.9
Regional Banks                                                    0.9
Specialty Chemicals                                               0.8
Home Improvement Retail                                           0.7
Data Processing & Outsourced Services                             0.7
Brewers                                                           0.7
Communications Equipment                                          0.7
Airlines                                                          0.6
Health Care Equipment                                             0.6
Systems Software                                                  0.5
Semiconductor Equipment                                           0.4
Publishing                                                        0.3
                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/07
                                       (continued from previous page)
Electronic Manufacturing Services                                 0.2
Electronic Equipment Manufacturers                                0.1
                                                                -----
Total Long-Term Investments                                      93.0
Total Repurchase Agreements                                       6.7
                                                                -----
Total Investments                                                99.7
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, Suite 100, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/07           6/30/07       1/1/07-6/30/07
Class A
  Actual......................................    $1,000.00        $1,062.68          $3.99
  Hypothetical................................     1,000.00         1,020.93           3.91
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,058.75           7.81
  Hypothetical................................     1,000.00         1,017.21           7.65
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,058.71           7.81
  Hypothetical................................     1,000.00         1,017.21           7.65
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00         1,061.36           5.26
  Hypothetical................................     1,000.00         1,019.69           5.16
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,064.02           2.71
  Hypothetical................................     1,000.00         1,022.17           2.66
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.53%, 1.53%, 1.03%, and 0.53% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                                             NUMBER OF
DESCRIPTION                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  93.0%
AIRLINES  0.6%
Southwest Airlines Co. ...................................   8,838,900    $   131,787,999
                                                                          ---------------

ALUMINUM  1.7%
Alcoa, Inc. ..............................................   8,670,400        351,411,312
                                                                          ---------------

ASSET MANAGEMENT & CUSTODY BANKS  1.3%
Bank of New York Co., Inc. ...............................   6,478,300        268,460,752
                                                                          ---------------

BREWERS  0.7%
Anheuser-Busch Cos., Inc. ................................   2,596,300        135,423,008
                                                                          ---------------

BROADCASTING & CABLE TV  4.1%
Clear Channel Communications, Inc. .......................   2,760,276        104,393,638
Comcast Corp., Class A (a)................................  19,591,950        550,925,634
Liberty Media Corp.--Capital, Ser A (a)...................   1,495,135        175,947,487
                                                                          ---------------
                                                                              831,266,759
                                                                          ---------------

CATALOG RETAIL  0.9%
Liberty Media Corp.--Interactive, Ser A (a)...............   8,251,375        184,253,204
                                                                          ---------------

COMMUNICATIONS EQUIPMENT  0.7%
Cisco Systems, Inc. (a)...................................   2,235,300         62,253,105
Ericsson, Class B--ADR (Sweden)...........................   1,759,528         70,187,572
                                                                          ---------------
                                                                              132,440,677
                                                                          ---------------
COMPUTER HARDWARE  2.7%
Dell, Inc. (a)............................................  10,108,600        288,600,530
Hewlett-Packard Co. ......................................   2,038,600         90,962,332
IBM Corp. ................................................   1,678,700        176,683,175
                                                                          ---------------
                                                                              556,246,037
                                                                          ---------------
DATA PROCESSING & OUTSOURCED SERVICES  0.7%
First Data Corp. .........................................   2,233,100         72,955,377
Western Union Co. ........................................   3,418,000         71,196,940
                                                                          ---------------
                                                                              144,152,317
                                                                          ---------------
DIVERSIFIED BANKS  4.8%
Barclays PLC--ADR (United Kingdom)........................     742,700         41,435,233
U.S. Bancorp..............................................   2,552,500         84,104,875
Wachovia Corp. ...........................................  10,170,200        521,222,750
Wells Fargo & Co. ........................................   9,100,100        320,050,517
                                                                          ---------------
                                                                              966,813,375
                                                                          ---------------
DIVERSIFIED CHEMICALS  2.4%
Du Pont (E.I.) de Nemours & Co. ..........................   9,506,800        483,325,712
                                                                          ---------------

DRUG RETAIL  1.5%
CVS Caremark Corp. .......................................   8,413,000        306,653,850
                                                                          ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                                             NUMBER OF
DESCRIPTION                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .............................................   1,275,787    $    28,717,965
                                                                          ---------------

ELECTRONIC MANUFACTURING SERVICES  0.2%
Flextronics International Ltd. (Singapore) (a)............   3,054,217         32,985,543
Kemet Corp. (a)...........................................   1,059,780          7,471,449
                                                                          ---------------
                                                                               40,456,992
                                                                          ---------------
HEALTH CARE DISTRIBUTORS  1.3%
Cardinal Health, Inc. ....................................   3,621,100        255,794,504
                                                                          ---------------

HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a)...............................   8,514,100        130,606,294
                                                                          ---------------

HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. .........................................   1,898,800         74,717,780
Lowe's Cos., Inc. ........................................   2,443,900         75,003,291
                                                                          ---------------
                                                                              149,721,071
                                                                          ---------------
HOUSEHOLD PRODUCTS  2.2%
Kimberly-Clark Corp. .....................................   4,711,800        315,172,302
Procter & Gamble Co. .....................................   1,992,800        121,939,432
                                                                          ---------------
                                                                              437,111,734
                                                                          ---------------
HYPERMARKETS & SUPER CENTERS  2.4%
Wal-Mart Stores, Inc. ....................................  10,058,000        483,890,380
                                                                          ---------------

INDUSTRIAL CONGLOMERATES  1.2%
General Electric Co. .....................................   6,408,700        245,325,036
                                                                          ---------------

INTEGRATED TELECOMMUNICATION SERVICES  4.4%
AT&T, Inc. ...............................................   7,462,100        309,677,150
Verizon Communications, Inc. .............................  14,321,000        589,595,570
                                                                          ---------------
                                                                              899,272,720
                                                                          ---------------
INVESTMENT BANKING & BROKERAGE  1.4%
Bear Stearns Cos., Inc. ..................................     495,800         69,412,000
Merrill Lynch & Co., Inc. ................................   2,681,400        224,111,412
                                                                          ---------------
                                                                              293,523,412
                                                                          ---------------
LIFE & HEALTH INSURANCE  1.9%
AFLAC, Inc. ..............................................   2,273,300        116,847,620
MetLife, Inc. ............................................   2,351,700        151,637,616
Torchmark Corp. ..........................................   1,791,847        120,053,749
                                                                          ---------------
                                                                              388,538,985
                                                                          ---------------
MOVIES & ENTERTAINMENT  5.6%
News Corp., Class B.......................................   7,914,300        181,554,042
Time Warner, Inc. ........................................  22,419,900        471,714,696
Viacom, Inc., Class B (a).................................  11,498,750        478,692,962
                                                                          ---------------
                                                                            1,131,961,700
                                                                          ---------------
MULTI-LINE INSURANCE  1.7%
American International Group, Inc. .......................   2,890,600        202,428,718

See Notes to Financial Statements                                             13

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                                             NUMBER OF
DESCRIPTION                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
MULTI-LINE INSURANCE (CONTINUED)
Genworth Financial, Inc., Class A.........................   1,905,900    $    65,562,960
Hartford Financial Services Group, Inc. ..................     816,800         80,462,968
                                                                          ---------------
                                                                              348,454,646
                                                                          ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  8.2%
Bank of America Corp. ....................................  13,126,500        641,754,585
Citigroup, Inc. ..........................................  14,458,000        741,550,820
J.P. Morgan Chase & Co. ..................................   5,795,600        280,796,820
                                                                          ---------------
                                                                            1,664,102,225
                                                                          ---------------
PACKAGED FOODS & MEATS  5.8%
Cadbury Schweppes PLC--ADR (United Kingdom)...............   7,333,800        398,225,340
Kraft Foods, Inc., Class A................................  10,318,243        363,718,066
Unilever N.V. (Netherlands)...............................  13,592,200        421,630,044
                                                                          ---------------
                                                                            1,183,573,450
                                                                          ---------------
PAPER PRODUCTS  3.5%
International Paper Co. ..................................  18,143,213        708,492,468
                                                                          ---------------

PHARMACEUTICALS  16.0%
Abbott Laboratories.......................................   5,052,500        270,561,375
Bristol-Myers Squibb Co. .................................  19,173,700        605,121,972
Eli Lilly & Co. ..........................................   7,438,000        415,635,440
GlaxoSmithKline PLC--ADR (United Kingdom).................   6,675,200        349,580,224
Pfizer, Inc. .............................................  12,865,100        328,960,607
Roche Holdings AG--ADR (Switzerland)......................   2,516,608        223,201,235
Sanofi Aventis--ADR (France)..............................   3,465,200        139,543,604
Schering-Plough Corp. ....................................  12,447,400        378,898,856
Wyeth.....................................................   9,556,700        547,981,178
                                                                          ---------------
                                                                            3,259,484,491
                                                                          ---------------
PROPERTY & CASUALTY INSURANCE  3.5%
Berkshire Hathaway, Inc., Class A (a).....................       1,205        131,917,375
Berkshire Hathaway, Inc., Class B (a).....................       4,400         15,862,000
Chubb Corp. ..............................................   7,487,540        405,375,416
MBIA, Inc. ...............................................     197,300         12,276,006
Travelers Cos., Inc. .....................................   2,532,400        135,483,400
                                                                          ---------------
                                                                              700,914,197
                                                                          ---------------
PUBLISHING  0.3%
Gannett Co., Inc. ........................................   1,109,600         60,972,520
                                                                          ---------------

REGIONAL BANKS  0.9%
PNC Financial Services Group, Inc. .......................   2,446,100        175,091,838
                                                                          ---------------

SEMICONDUCTOR EQUIPMENT  0.4%
ASML Holding N.V. (Netherlands) (a).......................     524,500         14,397,525
KLA-Tencor Corp. .........................................   1,145,000         62,917,750
                                                                          ---------------
                                                                               77,315,275
                                                                          ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                                             NUMBER OF
DESCRIPTION                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS  1.2%
Intel Corp. ..............................................   6,446,892    $   153,178,154
Texas Instruments, Inc. ..................................   2,425,300         91,264,039
                                                                          ---------------
                                                                              244,442,193
                                                                          ---------------
SOFT DRINKS  2.8%
Coca-Cola Co. ............................................  10,733,900        561,490,309
                                                                          ---------------

SPECIALTY CHEMICALS  0.8%
Rohm & Haas Co. ..........................................   2,849,600        155,816,128
                                                                          ---------------

SYSTEMS SOFTWARE  0.5%
McAfee, Inc. (a)..........................................      42,700          1,503,040
Microsoft Corp. ..........................................   3,615,900        106,560,573
                                                                          ---------------
                                                                              108,063,613
                                                                          ---------------
THRIFTS & MORTGAGE FINANCE  1.9%
Federal National Mortgage Association.....................   1,654,200        108,068,886
Federal Home Loan Mortgage Corp...........................   4,604,200        279,474,940
                                                                          ---------------
                                                                              387,543,826
                                                                          ---------------

TOBACCO  1.4%
Altria Group, Inc. .......................................   4,015,300        281,633,142
                                                                          ---------------

TOTAL LONG-TERM INVESTMENTS 93.0%
  (Cost $15,438,927,066)...............................................    18,894,546,116
                                                                          ---------------

REPURCHASE AGREEMENTS  6.7%
Citigroup Global Markets, Inc. ($427,101,328 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07 at $427,291,032).......       427,101,328
State Street Bank & Trust Co. ($924,297,672 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07 at $924,671,242).......       924,297,672
                                                                          ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,351,399,000)................................................     1,351,399,000
                                                                          ---------------

TOTAL INVESTMENTS  99.7%
  (Cost $16,790,326,066)...............................................    20,245,945,116
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%.............................        62,023,742
                                                                          ---------------

NET ASSETS 100.0%......................................................   $20,307,968,858
                                                                          ===============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $16,790,326,066)....................  $20,245,945,116
Cash........................................................              722
Receivables:
  Investments Sold..........................................       90,734,974
  Dividends.................................................       25,423,477
  Fund Shares Sold..........................................       24,964,733
  Interest..................................................          375,516
Other.......................................................          572,938
                                                              ---------------
    Total Assets............................................   20,388,017,476
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       30,346,530
  Investments Purchased.....................................       28,340,313
  Distributor and Affiliates................................       11,663,548
  Investment Advisory Fee...................................        6,188,149
Trustees' Deferred Compensation and Retirement Plans........          900,767
Accrued Expenses............................................        2,609,311
                                                              ---------------
    Total Liabilities.......................................       80,048,618
                                                              ---------------
NET ASSETS..................................................  $20,307,968,858
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $16,320,104,406
Net Unrealized Appreciation.................................    3,455,619,050
Accumulated Net Realized Gain...............................      534,962,576
Accumulated Undistributed Net Investment Income.............       (2,717,174)
                                                              ---------------
NET ASSETS..................................................  $20,307,968,858
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $14,049,784,583 and 698,084,441 shares of
    beneficial interest issued and outstanding).............  $         20.13
    Maximum sales charge (5.75%* of offering price).........             1.23
                                                              ---------------
    Maximum offering price to public........................  $         21.36
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,434,685,999 and 120,970,649 shares of
    beneficial interest issued and outstanding).............  $         20.13
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,496,647,244 and 74,312,366 shares of
    beneficial interest issued and outstanding).............  $         20.14
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $326,061,034 and 16,196,156 shares of
    beneficial interest issued and outstanding).............  $         20.13
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,000,789,998 and 99,424,239 shares of
    beneficial interest issued and outstanding).............  $         20.12
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $3,830,375)...............................................  $  229,116,394
Interest....................................................      36,346,167
                                                              --------------
    Total Income............................................     265,462,561
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      17,340,643
  Class B...................................................      12,408,477
  Class C...................................................       7,469,128
  Class R...................................................         772,926
Investment Advisory Fee.....................................      36,728,786
Transfer Agent Fees.........................................      13,181,116
Accounting and Administrative Expenses......................       1,070,266
Reports to Shareholders.....................................         805,686
Custody.....................................................         360,007
Registration Fees...........................................         284,464
Professional Fees...........................................         238,479
Trustees' Fees and Related Expenses.........................         209,188
Other.......................................................         260,440
                                                              --------------
    Total Expenses..........................................      91,129,606
    Less Credits Earned on Cash Balances....................         212,607
                                                              --------------
    Net Expenses............................................      90,916,999
                                                              --------------
NET INVESTMENT INCOME.......................................  $  174,545,562
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  579,546,644
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   3,005,882,463
  End of the Period:........................................   3,455,619,050
                                                              --------------
Net Unrealized Appreciation During the Period...............     449,736,587
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,029,283,231
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,203,828,793
                                                              ==============

See Notes to Financial Statements                                             17

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2007     DECEMBER 31, 2006
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $   174,545,562     $   327,167,698
Net Realized Gain......................................      579,546,644         632,252,473
Net Unrealized Appreciation During the Period..........      449,736,587       1,808,474,948
                                                         ---------------     ---------------
Change in Net Assets from Operations...................    1,203,828,793       2,767,895,119
                                                         ---------------     ---------------

Distributions from Net Investment Income:
  Class A Shares.......................................     (130,759,192)       (256,891,668)
  Class B Shares.......................................      (14,022,123)        (31,812,126)
  Class C Shares.......................................       (8,466,249)        (18,458,364)
  Class R Shares.......................................       (2,588,456)         (4,235,514)
  Class I Shares.......................................      (20,714,460)        (35,410,640)
                                                         ---------------     ---------------
                                                            (176,550,480)       (346,808,312)
                                                         ---------------     ---------------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (88,598,160)       (655,545,756)
  Class B Shares.......................................      (15,798,628)       (128,675,866)
  Class C Shares.......................................       (9,471,178)        (74,633,264)
  Class R Shares.......................................       (1,992,424)        (12,340,704)
  Class I Shares.......................................      (12,091,991)        (80,184,149)
                                                         ---------------     ---------------
                                                            (127,952,381)       (951,379,739)
                                                         ---------------     ---------------
Total Distributions....................................     (304,502,861)     (1,298,188,051)
                                                         ---------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      899,325,932       1,469,707,068
                                                         ---------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................    1,670,417,279       3,898,162,060
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................      276,648,418       1,173,872,250
Cost of Shares Repurchased.............................   (2,371,125,362)     (4,302,728,507)
                                                         ---------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (424,059,665)        769,305,803
                                                         ---------------     ---------------
TOTAL INCREASE IN NET ASSETS...........................      475,266,267       2,239,012,871
NET ASSETS:
Beginning of the Period................................   19,832,702,591      17,593,689,720
                                                         ---------------     ---------------
End of the Period (Including accumulated undistributed
  net investment income of $(2,717,174) and $(712,256),
  respectively)........................................  $20,307,968,858     $19,832,702,591
                                                         ===============     ===============

 18                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS A SHARES
                             SIX MONTHS
                               ENDED                          YEAR ENDED DECEMBER 31,
                              JUNE 30,    ----------------------------------------------------------------
                                2007          2006           2005           2004         2003       2002
                             -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $   19.26     $   17.81      $   18.51      $   15.95     $  12.34   $  15.68
                             ---------     ---------      ---------      ---------     --------   --------
  Net Investment Income....       0.18(a)       0.35(a)        0.32(a)        0.24         0.19       0.18
  Net Realized and
    Unrealized Gain/Loss...       1.00          2.43           0.46           2.54         3.60      (3.21)
                             ---------     ---------      ---------      ---------     --------   --------
Total from Investment
  Operations...............       1.18          2.78           0.78           2.78         3.79      (3.03)
                             ---------     ---------      ---------      ---------     --------   --------
Less:
  Distributions from Net
    Investment Income......       0.18          0.38           0.32           0.22         0.18       0.17
  Distributions from Net
    Realized Gain..........       0.13          0.95           1.16            -0-          -0-       0.14
                             ---------     ---------      ---------      ---------     --------   --------
Total Distributions........       0.31          1.33           1.48           0.22         0.18       0.31
                             ---------     ---------      ---------      ---------     --------   --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $   20.13     $   19.26      $   17.81      $   18.51     $  15.95   $  12.34
                             =========     =========      =========      =========     ========   ========

Total Return (b)...........      6.27%*       16.06%          4.19%         17.57%       30.98%    -19.59%
Net Assets at End of the
  Period (In millions).....  $14,049.8     $13,686.1      $12,041.1      $10,583.9     $6,748.6   $4,193.4
Ratio of Expenses to
  Average Net Assets.......      0.78%         0.80%          0.80%          0.84%        0.90%      0.89%
Ratio of Net Investment
  Income to Average Net
  Assets...................      1.86%         1.92%          1.77%          1.47%        1.40%      1.33%
Portfolio Turnover.........        13%*          26%            30%            34%          40%        52%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                   JUNE 30,    ----------------------------------------------------------
                                   2007         2006         2005         2004        2003       2002
                                -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $  19.26     $  17.81     $  18.52     $  15.95    $  12.35   $  15.67
                                 --------     --------     --------     --------    --------   --------
  Net Investment Income.......       0.11(a)      0.21(a)      0.18(a)      0.11        0.08       0.07
  Net Realized and Unrealized
    Gain/Loss.................       1.00         2.43         0.46         2.55        3.60      (3.20)
                                 --------     --------     --------     --------    --------   --------
Total from Investment
  Operations..................       1.11         2.64         0.64         2.66        3.68      (3.13)
                                 --------     --------     --------     --------    --------   --------
Less:
  Distributions from Net
    Investment Income.........       0.11         0.24         0.19         0.09        0.08       0.05
  Distributions from Net
    Realized Gain.............       0.13         0.95         1.16          -0-         -0-       0.14
                                 --------     --------     --------     --------    --------   --------
Total Distributions...........       0.24         1.19         1.35         0.09        0.08       0.19
                                 --------     --------     --------     --------    --------   --------
NET ASSET VALUE, END OF THE
  PERIOD......................   $  20.13     $  19.26     $  17.81     $  18.52    $  15.95   $  12.35
                                 ========     ========     ========     ========    ========   ========

Total Return (b)..............      5.87%*      15.21%        3.37%       16.76%      29.90%    -20.21%
Net Assets at End of the
  Period (In millions)........   $2,434.7     $2,518.3     $2,581.5     $2,577.7    $2,047.7   $1,482.0
Ratio of Expenses to Average
  Net Assets..................      1.53%        1.55%        1.56%        1.59%       1.66%      1.65%
Ratio of Net Investment Income
  to Average Net Assets.......      1.11%        1.17%        1.01%        0.70%       0.64%      0.57%
Portfolio Turnover............        13%*         26%          30%          34%         40%        52%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                     JUNE 30,    -------------------------------------------------------------
                                     2007          2006           2005           2004        2003     2002
                                  --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $  19.27      $  17.82       $  18.53       $  15.96     $12.35   $ 15.68
                                   --------      --------       --------       --------     ------   -------
  Net Investment Income.........       0.11(a)       0.21(a)        0.18(a)        0.11       0.08      0.07
  Net Realized and Unrealized
    Gain/Loss...................       1.00          2.43           0.46           2.55       3.61     (3.21)
                                   --------      --------       --------       --------     ------   -------
Total from
  Investment Operations.........       1.11          2.64           0.64           2.66       3.69     (3.14)
                                   --------      --------       --------       --------     ------   -------
Less:
  Distributions from Net
    Investment Income...........       0.11          0.24           0.19           0.09       0.08      0.05
  Distributions from Net
    Realized Gain...............       0.13          0.95           1.16            -0-        -0-      0.14
                                   --------      --------       --------       --------     ------   -------
Total Distributions.............       0.24          1.19           1.35           0.09       0.08      0.19
                                   --------      --------       --------       --------     ------   -------
NET ASSET VALUE, END OF
  THE PERIOD....................   $  20.14      $  19.27       $  17.82       $  18.53     $15.96   $ 12.35
                                   ========      ========       ========       ========     ======   =======

Total Return (b)................      5.87%*       15.20%          3.37%         16.75%     29.98%   -20.21%
Net Assets at End of the Period
  (In millions).................   $1,496.6      $1,495.8       $1,453.0       $1,210.7     $851.9   $ 559.5
Ratio of Expenses to Average Net
  Assets........................      1.53%         1.55%          1.56%          1.59%      1.66%     1.65%
Ratio of Net Investment Income
  to Average Net Assets.........      1.11%         1.17%          1.01%          0.70%      0.64%     0.57%
Portfolio Turnover..............        13%*          26%            30%            34%        40%       52%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                     OCTOBER 1, 2002
                                 SIX MONTHS                                                           (COMMENCEMENT
                                   ENDED                    YEAR ENDED DECEMBER 31,                 OF OPERATIONS) TO
CLASS R SHARES                    JUNE 30,    ---------------------------------------------------     DECEMBER 31,
                                    2007          2006           2005           2004        2003          2002
                                 ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................    $19.26        $17.81         $18.52         $15.95      $12.35        $11.43
                                   ------        ------         ------         ------      ------        ------
  Net Investment Income........      0.16(a)       0.30(a)        0.28(a)        0.19        0.15          0.03
  Net Realized and Unrealized
    Gain.......................      1.00          2.43           0.45           2.56        3.60          0.92
                                   ------        ------         ------         ------      ------        ------
Total from
  Investment Operations........      1.16          2.73           0.73           2.75        3.75          0.95
                                   ------        ------         ------         ------      ------        ------
Less:
  Distributions from Net
    Investment Income..........      0.16          0.33           0.28           0.18        0.15          0.03
  Distributions from Net
    Realized Gain..............      0.13          0.95           1.16            -0-         -0-           -0-
                                   ------        ------         ------         ------      ------        ------
Total Distributions............      0.29          1.28           1.44           0.18        0.15          0.03
                                   ------        ------         ------         ------      ------        ------
NET ASSET VALUE, END OF
  THE PERIOD...................    $20.13        $19.26         $17.81         $18.52      $15.95        $12.35
                                   ======        ======         ======         ======      ======        ======

Total Return (b)...............     6.14%*       15.78%          3.88%         17.34%      30.55%         8.35%*
Net Assets at End of the Period
  (In millions)................    $326.1        $274.3         $213.9         $111.4      $ 26.4        $ 0.02
Ratio of Expenses to Average
  Net Assets...................     1.03%         1.05%          1.06%          1.09%       1.20%         1.26%
Ratio of Net Investment Income
  to Average Net Assets........     1.61%         1.67%          1.51%          1.28%       1.23%         1.87%
Portfolio Turnover.............       13%*          26%            30%            34%         40%           52%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                         OCTOBER 29, 2004
                                              SIX MONTHS           YEAR ENDED              (COMMENCEMENT
                                                ENDED             DECEMBER 31,           OF OPERATIONS) TO
CLASS I SHARES                                 JUNE 30,    ---------------------------     DECEMBER 31,
                                                 2007          2006           2005             2004
                                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $  19.25      $  17.80       $  18.51          $17.73
                                               --------      --------       --------          ------
  Net Investment Income.....................       0.21(a)       0.40(a)        0.35(a)         0.06
  Net Realized and Unrealized Gain..........       1.00          2.43           0.47            0.79
                                               --------      --------       --------          ------
Total from Investment Operations............       1.21          2.83           0.82            0.85
                                               --------      --------       --------          ------
Less:
  Distributions from Net Investment
    Income..................................       0.21          0.43           0.37            0.07
  Distributions from Net Realized Gain......       0.13          0.95           1.16             -0-
                                               --------      --------       --------          ------
Total Distributions.........................       0.34          1.38           1.53            0.07
                                               --------      --------       --------          ------
NET ASSET VALUE, END OF THE PERIOD..........   $  20.12      $  19.25       $  17.80          $18.51
                                               ========      ========       ========          ======

Total Return (b)............................      6.40%*       16.36%          4.39%           8.38%*
Net Assets at End of the Period (In
  millions).................................   $2,000.8      $1,858.2       $1,304.1          $  3.5
Ratio of Expenses to Average Net Assets.....      0.53%         0.55%          0.56%           0.61%
Ratio of Net Investment Income to Average
  Net Assets................................      2.11%         2.16%          1.99%           1.70%
Portfolio Turnover..........................        13%*          26%            30%             34%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Comstock Fund (the "Fund") is organized as a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund commenced investment operations on October 7, 1968. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income net of applicable withholding taxes is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statement.

    The Fund intends to utilize provisions of federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $6,363,601. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $7,042,753 which will expire on December 31, 2010.

    Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes.......................................  $16,837,390,656
                                                                             ===============
Gross tax unrealized appreciation..........................................  $ 3,532,061,447
Gross tax unrealized depreciation..........................................     (123,506,987)
                                                                             ---------------
Net tax unrealized appreciation on investments.............................  $ 3,408,554,460
                                                                             ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $  409,840,465
  Long-term capital gain....................................     888,347,586
                                                              --------------
                                                              $1,298,188,051
                                                              ==============

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   30,361,519
Undistributed long-term capital gain........................     112,895,131

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Fund's custody fee was reduced by $212,607 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the six months ended June 30, 2007, the Fund recognized expenses of approximately $221,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2007, the Fund recognized expenses of approximately $380,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2007, the Fund recognized expenses of approximately $11,650,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $548,269 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $223,038.

    For the six months ended June 30, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $2,100,722 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $1,221,910. Sales charges do not represent expenses of the Fund.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                         FOR THE                          FOR THE
                                     SIX MONTHS ENDED                    YEAR ENDED
                                      JUNE 30, 2007                  DECEMBER 31, 2006
                              ------------------------------   ------------------------------
                                 SHARES           VALUE           SHARES           VALUE
Sales:
  Class A...................    59,379,014   $ 1,170,999,062    143,341,142   $ 2,617,074,644
  Class B...................     4,035,927        79,471,345      9,146,964       166,936,438
  Class C...................     3,962,490        78,079,416     10,587,068       193,201,650
  Class R...................     4,813,734        94,231,988      6,397,212       117,031,943
  Class I...................    12,520,583       247,635,468     44,747,289       803,917,385
                              ------------   ---------------   ------------   ---------------
Total Sales.................    84,711,748   $ 1,670,417,279    214,219,675   $ 3,898,162,060
                              ============   ===============   ============   ===============
Dividend Reinvestment:
  Class A...................    10,554,514   $   201,911,989     45,085,808   $   829,615,447
  Class B...................     1,465,985        27,886,398      8,086,021       148,782,341
  Class C...................       756,169        14,395,685      4,022,874        74,114,574
  Class R...................       227,354         4,346,021        841,753        15,524,930
  Class I...................     1,466,314        28,108,325      5,747,876       105,834,958
                              ------------   ---------------   ------------   ---------------
Total Dividend
  Reinvestment..............    14,470,336   $   276,648,418     63,784,332   $ 1,173,872,250
                              ============   ===============   ============   ===============
Repurchases:
  Class A...................   (82,600,616)  $(1,627,629,108)  (153,930,787)  $(2,808,683,753)
  Class B...................   (15,311,091)     (303,444,858)   (31,407,707)     (572,623,292)
  Class C...................    (8,031,506)     (158,894,109)   (18,520,469)     (337,676,365)
  Class R...................    (3,084,496)      (61,202,697)    (5,008,342)      (91,278,253)
  Class I...................   (11,076,702)     (219,954,590)   (27,233,759)     (492,466,844)
                              ------------   ---------------   ------------   ---------------
Total Repurchases...........  (120,104,411)  $(2,371,125,362)  (236,101,064)  $(4,302,728,507)
                              ============   ===============   ============   ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2007, the Fund received redemption fees of approximately $19,100 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,428,583,861 and $2,855,955,177, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,244,500 and $879,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN COMSTOCK FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                        13, 113, 213, 313, 613
                                                                   COMSAR 8/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02816P-Y06/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007